Label	Element	Value
C000019549 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.80%
C000019549 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	52.60%
C000205010 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.80%
C000205010 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	52.60%
C000019545 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.80%
C000019545 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	52.60%
C000019544 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.80%
C000019544 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	52.60%
C000019548 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.80%
C000019548 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	52.60%
C000019547 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.80%
C000019547 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	52.60%